Equity method investments	12 Months Ended
Dec. 31, 2019
Equity method investments [Abstract]
Equity method investments
Note 3 – Equity method investments

During 2019 we entered into a joint venture with Proyectos Globales de Energia y Servicos CME, S.A. DE C.V. (“CME”) to provide integrated well services to Petróleos Mexicanos (“Pemex”). This involved Borr Mexico Ventures Limited (“BMV”) subscribing for 49% of the equity of Opex Perforadora S.A. de C.V. (“Opex”) and Perforadora Profesional AKAL I, SA de CV (“Akal”). CME’s wholly owned subsidiary, Operadora Productora y Exploradora Mexicana, S.A. de C.V. (“Operadora”) owns 51% of each of Opex and Akal.

We provide five jack-up rigs on bareboat charters to two other joint venture companies, Perforaciones Estrategicas e Integrales Mexicana S.A. de C.V. (“Perfomex”) and Perforaciones Estrategicas e Integrales Mexicana II, SA de CV (“Perfomex II”), which are owned in the same way as Opex and Akal.  Perfomex and Perfomex II provide the jack-up rigs under traditional dayrate drilling and technical service agreements to Opex and Akal. Opex and Akal also contract technical support services from BMV, management services from Operadora and well services from specialist well service contractors (including an affiliate of one of our principal shareholder Schlumberger Limited) and logistics and administration services from Logística y Operaciones OTM, S.A. de C.V, an affiliate of CME. This structure enables Opex and Akal to provide bundled integrated well services to Pemex. The potential revenue earned is fixed under each of the Pemex contracts, while Opex and Akal manage the drilling services and related costs on a per well basis. We are also obligated, as a 49% shareholder, to fund any capital shortfall in Opex or Akal where the Board of Opex or Akal make a cash call to the shareholders under the provisions of the Shareholder Agreements.

The below table sets forth the results from these entities, on a 100% basis, for the period from June 28, date of incorporation, to December 31, 2019 and their financial position as at December 31, 2019. Included within the column for Perfomex are $0.2 million of operating expenses, current assets and current liabilties related to Perfomex II. Akal did not have any activity in 2019.

In $ millions	Perfomex	OPEX
Operations:
Revenue	49.8	68.1
Operating expenses	47.4	85.7
Net income (loss)	1.5	(19.8)
Financial position:
Cash	0.3	0.0
Total current assets	77.1	81.3
Total non-current assets	0.9	-
Total assets	78.0	81.3
Total current liabilities	76.5	101.1
Total non-current liabilities	-	-
Equity	1.5	(19.8)

Revenue in OPEX is recognized on a percentage of completion basis under the cost to cost method. The service OPEX delivers is to a single customer, PEMEX, and involves delivering integrated well services with payment upon the completion of each well in the contract. Revenue in Perfomex is recognized on a day rate basis on a contract with OPEX, consistent with our historical revenue recognition policies, with day rate accruing each day as the service is performed. We provide rigs and services to Perfomex for use in its contracts with OPEX.

The total assets of both OPEX and Perfomex include in-substance capital contributions from their shareholders, Borr and CME in the form of shareholder loans. As at the balance sheet date, the Board of OPEX and Perfomex intend to convert certain amounts of this funding into equity which will increase the equity balance within each entity, which will be performed in prior to year-end December 31, 2020.

We have issued a performance guarantee to OPEX for the duration of its contract with PEMEX. We have performed a valuation exercise to fair value the guarantee given, utilizing the inferred debt market method and subsequently mapping to an alpha category credit score, adjusting for country risk and default probability. We have subsequently recognized a liability for $5.9 million within other long-term liabilities and added the $5.9 million to the investment in the OPEX joint venture.

The following present our investments in equity method investments as at December 31, 2019:

In $ millions	Perfomex	OPEX	Total
Equity invested	0.0	0.0	0.0
Funding provided by shareholder loan	30.7	0.1	30.8
Accumulated net gain (loss) 49% basis	0.7	(9.7)	(9.0)
Guarantee provided	-	5.9	5.9
Total	31.4	(3.7)	27.7

All line items in the table above are included within our investments in Perfomex and OPEX, respectively. Our investment in Perfomex is included within non-current assets under “Equity method investment” and our investment in OPEX is included within non-current liabilities under “Liabilities from equity method investments”.